Administrative Services Agreement (Details Textual) - Mason Resource [Member] - USD ($)		6 Months Ended
	May 09, 2017	Jun. 30, 2017
Related Party Transaction [Line Items]
Revenue from Related Parties		$ 148,000
Restructure charge [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 195,000